UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582 Expires: March 31, 2018 Estimated average burden hours per response..........................7.2

FORM N-PX

ANNUAL REPORT OF PROXY VOTING OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Management Company Act File Number: 811-5850

OneAmerica Funds, Inc.

(Exact Names of Registrant as Specified in Charter)

One American Square

Indianapolis, Indiana 46282

(Address of Principal Executive Offices)

The Corporation Trust Incorporated

300 E. Lombard Street

Baltimore, MD 21202

(Name and Address of Agent for Service)

317-285-1213

Registrant’s Area Code and Telephone Number:

Date of Fiscal Year End:  12/31/2016

Date of Reporting Period:  7/1/2016-12/9/2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING FOR THE PERIOD JULY 1, 2016 THROUGH DECEMBER 9, 2016

Date Voted
Ticker	Company Name	Cusip	Shareholder Meeting Date	Description of Proposal	Who Proposed	Vote	For or Against Mgt	Value 10959	Asset Director 10956	Soc Resp 126612
AGU	AGRIUM	008916108	11/3/2016	Approval of a plan of arrangement involving Agrium and Potash	Management	For	For	10/20/16	10/20/16	10/20/16

CSCO	CISCO	17275R102	12/12/2016	Election of directors	Management	For	For	11/14/16	11/14/16	11/14/16
				Approval, on an advisory basis, of executive compensation	Management	Against	Against	11/14/16	11/14/16	11/14/16
				Ratification of the independent registered public accounting firm	Management	For	For	11/14/16	11/14/16	11/14/16
				Proposal to request an annual report relating to cisco’s lobbying policies, procedures and activities.	Shareholder	Against	For	11/14/16	11/14/16	11/14/16
				Proposal to request a report disclosing certain employment data relating to Cisco’s Arab and non-Arab employees in Israel-Palestine for each of the past three years.	Shareholder	Against	For	11/14/16	11/14/16	11/14/16
				Proposal to request the Board to form a committee to reassess policies and criteria for decisions with respect to Cisco’s business involvement with Israel’s Settlements	Shareholder	Against	For	11/14/16	11/14/16	11/14/16

HAR	HARMAN INTERNATIONAL	413086109	12/6/2016	Election of directors	Management	For	For	NA	NA	11/22/16
				Ratify the appointment of the independent registered public accounting firm	Management	For	For	NA	NA	11/22/16
				Approve the amendment to the Bylaws to provide that stockholders may remove any director from office, with our without cause	Management	For	For	NA	NA	11/22/16
				Approve, by advisory vote, executive compensation	Management	Against	Against	NA	NA	11/22/16

MXIM	MAXIM INTEGRATED	57772K101	11/9/2016	Election of directors	Management	For	For	10/20/16	10/20/16	10/20/16
				Appointment of independent registered public accounting firm	Management	For	For	10/20/16	10/20/16	10/20/16
				Approve an amendment to the Employee Stock Purchase Plan to increase the number of shares available for issuance	Management	For	For	10/20/16	10/20/16	10/20/16
				Approve an amendment to the Stock Incentive Plan to provide a maximum annual limit on non-employee director compensation	Management	For	For	10/20/16	10/20/16	10/20/16
				To approve an amendment to Maxim’s bylaws to designate Delaware as the exclusive forum for the adjudication for certain legal disputes	Management	For	For	10/20/16	10/20/16	10/20/16
				Advisory vote to approve named executive officer compensation	Management	For	For	10/20/16	10/20/16	10/20/16

MCK	MCKESSON CORP	58155Q103	7/27/2016	Election of directors	Management	For	For	7/12/16	7/12/16	7/12/16

Date Voted
Ticker	Company Name	Cusip	Shareholder Meeting Date	Description of Proposal	Who Proposed	Vote	For or Against Mgt	Value 10959	Asset Director 10956	Soc Resp 126612
				Ratification of appointment of independent registered public accounting firm	Management	For	For	7/12/16	7/12/16	7/12/16
				Advisory vote on executive compensation	Management	Against	Against	7/12/16	7/12/16	7/12/16
				Shareholder proposal on accelerated vesting of equity awards	Shareholder	For	Against	7/12/16	7/12/16	7/12/16
				Proposal on disclosure of political contributions and expenditures	Shareholder	Against	For	7/12/16	7/12/16	7/12/16

MDT	MEDTRONIC	585055106	12/9/2016	Election of directors	Management	For	For	11/14/16	11/14/16	11/14/16
				Ratify the re-appointment of the independent auditor for 2017	Management	For	For	11/14/16	11/14/16	11/14/16
				To approve in a non-binding advisory vote the named executive officer compensation	Management	Against	Against	11/14/16	11/14/16	11/14/16
				To approve amendments to the Articles of Association to implement Proxy Access	Management	For	For	11/14/16	11/14/16	11/14/16
				To approve amendments to the Articles of Association to make certain administrative changes	Management	For	For	11/14/16	11/14/16	11/14/16
				To approve amendments to Medtronic’s’ Memorandum of Association o make certain administrative changes	Management	For	For	11/14/16	11/14/16	11/14/16
				To approve amendments to Medtronic’s’ Articles of Association o clarify the Board’s sole authority to determine its size within the fixed limits in the Articles of Association	Management	For	For	11/14/16	11/14/16	11/14/16

KORS	MICHAEL KORS	G60754101	8/4/2016	Election of directors	Management	For	For	7/6/16	7/12/16	7/6/16
				Ratify the appointment of the independent registered public accounting firm	Management	For	For	7/6/16	7/12/16	7/6/16
				To approve, on a non-binding advisory basis, executive compensation	Management	Against	Against	7/6/16	7/12/16	7/6/16

MCHP	MICROCHIP TECHNOLOGIES	595017104	8/15/2016	Election of directors	Management	For	For	7/29/16	7/29/16	7/29/16
				Re-Approve Executive Management Incentive Compensation Plan	Management	Against	Against	7/29/16	7/29/16	7/29/16
				Ratify the appointment of the independent registered public accounting firm	Management	For	For	7/29/16	7/29/16	7/29/16
				Approve, on an advisory basis, the compensation of named executives	Management	Against	Against	7/29/16	7/29/16	7/29/16

MSFT	MICROSOFT	594918104	11/30/2016	Election of directors	Management	For	For	11/3/16	11/3/16	11/3/16

Date Voted
Ticker	Company Name	Cusip	Shareholder Meeting Date	Description of Proposal	Who Proposed	Vote	For or Against Mgt	Value 10959	Asset Director 10956	Soc Resp 126612
				Advisory vote to approve named executive officer compensation	Management	Against	Against	11/3/16	11/3/16	11/3/16
				Ratification of the independent auditor	Management	For	For	11/3/16	11/3/16	11/3/16
				Approval to amend and restate the Articles of Incorporation	Management	For	For	11/3/16	11/3/16	11/3/16
				Approval of the French Sub Plan under the 2001 Stock Plan	Management	For	For	11/3/16	11/3/16	11/3/16
				Proposal requesting certain proxy access bylaw amendments	Shareholder	Against	For	11/3/16	11/3/16	11/3/16

ORCL	ORACLE	68389X105	11/16/2016	Election of directors	Management	For	For	10/10/16	10/10/16	10/10/16
				Advisory vote to approve compensation of named executive officers	Management	Against	Against	10/10/16	10/10/16	10/10/16
				Ratification of the selection of the independent registered public accounting firm	Management	For	For	10/10/16	10/10/16	10/10/16
				Proposal regarding a lobbying report	Shareholder	Against	For	10/10/16	10/10/16	10/10/16

PAYX	PAYCHEX	704326107	10/12/2016	Election of directors	Management	For	For	NA	9/23/16	NA
				Advisory vote to approve named executive officer compensation	Management	For	For	NA	9/23/16	NA
				Ratification of the selection of the company’s independent registered public accounting firm	Management	For	For	NA	9/23/16	NA

SYY	SYSCO CORPORATION	871829107	11/16/2016	Election of directors	Management	For	For	10/20/16	10/20/16	10/20/16
				Advisory vote to approve the compensation p aid to named executive officers	Management	Against	Against	10/20/16	10/20/16	10/20/16
				Ratify the appointment of the independent registered public accounting firm	Management	For	For	10/20/16	10/20/16	10/20/16
				Proposal regarding a policy limiting accelerated vesting of equity awards upon a change in control	Shareholder	For	Against	10/20/16	10/20/16	10/20/16

THO	THOR INDUSTRIES	885160101	12/9/2016	Election of directors	Management	For	For	11/14/16	11/14/16	11/14/16
				Ratification of appointment of the independent registered public accounting firm	Management	For	For	11/14/16	11/14/16	11/14/16
				Non-binding advisory vote to approve the compensation of named executive officers	Management	Against	Against	11/14/16	11/14/16	11/14/16
				Approval the 2016 Equity and Incentive Plan	Management	Against	Against	11/14/16	11/14/16	11/14/16

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	OneAmerica Funds, Inc.

By: (Signature and Title):	/s/ Stephen L. Due

Name:	Stephen L. Due

Title:	Secretary & Chief Compliance Officer

Date:	December 22, 2016